UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   July 27, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Entry Total:       $125,011,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     4451   183992 SH       Sole                                     183992
Abbott Labs                    COM              002824100     5296   113219 SH       Sole                                     113219
Anglo American Plc New         COM              03485p201      306    17400 SH       Sole                                      17400
Apple Computer                 COM              037833100      219      869 SH       Sole                                        869
BP PLC                         COM              055622104      279     9658 SH       Sole                                       9658
Bank of Montreal               COM              063671101      409     7542 SH       Sole                                       7542
Bard C R Inc NFS LLC IS A      COM              067383109      286     3685 SH       Sole                                       3685
Barrick Gold Corp              COM              067901108     6085   134007 SH       Sole                                     134007
Baxter Intl Inc                COM              071813109      201     4950 SH       Sole                                       4950
Bristol Myers Squibb           COM              110122108     2179    87367 SH       Sole                                      87367
CGG Veritas                    COM              204386106      222    12496 SH       Sole                                      12496
CVS Caremark Corp              COM              126650100      584    19922 SH       Sole                                      19922
Chesapeake Energy Corp         COM              165167107      354    16908 SH       Sole                                      16908
Chevron Corp                   COM              166764100     5137    75696 SH       Sole                                      75696
Cisco Systems                  COM              17275R102      571    26790 SH       Sole                                      26790
Coca Cola Co                   COM              191216100      429     8555 SH       Sole                                       8555
Colgate Palmolive              COM              194162103      251     3189 SH       Sole                                       3189
ConocoPhillips                 COM              20825c104     1228    25016 SH       Sole                                      25016
Devon Energy Corp              COM              25179M103      448     7361 SH       Sole                                       7361
Dominion Resources             COM              25746u109     2993    77250 SH       Sole                                      77250
Duke Energy Corp               COM              26441c105     1359    84908 SH       Sole                                      84908
Eli Lilly & Co Com             COM              532457108      347    10345 SH       Sole                                      10345
Emerson Elec                   COM              291011104     2755    63053 SH       Sole                                      63053
Encana Corp                    COM              292505104     3667   120879 SH       Sole                                     120879
Exxon Mobil Corp               COM              30231g102     4561    79920 SH       Sole                                      79920
FedEx Corp                     COM              31428x106      204     2905 SH       Sole                                       2905
First American Bankshares      COM                             756     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     2764    47197 SH       Sole                                      47197
General Electric               COM              369604103     2981   206725 SH       Sole                                     206725
General Mills                  COM              370334104     2425    68270 SH       Sole                                      68270
Goldcorp Inc                   COM              380956409     7508   171220 SH       Sole                                     171220
Grainger W W                   COM              384802104      259     2600 SH       Sole                                       2600
Gulf Keystone Petro            COM              g4209g100       15    15000 SH       Sole                                      15000
Honeywell International Inc.   COM              438516106     1067    27340 SH       Sole                                      27340
Illinois Tool Works            COM              452308109      899    21775 SH       Sole                                      21775
Johnson Controls               COM              478366107      292    10877 SH       Sole                                      10877
Johnson&Johnson                COM              478160104     5376    91021 SH       Sole                                      91021
Kellogg Co                     COM              487836108     2312    45964 SH       Sole                                      45964
Kimberly Clark                 COM              494368103      440     7250 SH       Sole                                       7250
McDonald's Corp                COM              580135101     3555    53971 SH       Sole                                      53971
Merck & Co                     COM              58933y105     2391    68363 SH       Sole                                      68363
Nestle SA                      COM              641069406     2863    59139 SH       Sole                                      59139
Newmont Mining Corp            COM              651639106     2157    34940 SH       Sole                                      34940
NextEra Energy Inc             COM              65339f101     2778    56971 SH       Sole                                      56971
Northern States Financial Corp COM              665751103       25    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     1998    41344 SH       Sole                                      41344
Occidental Petroleum           COM              674599105     3581    46412 SH       Sole                                      46412
Pepsico, Inc.                  COM              713448108     5379    88249 SH       Sole                                      88249
Pfizer Inc                     COM              717081103      193    13547 SH       Sole                                      13547
Procter & Gamble               COM              742718109     5824    97091 SH       Sole                                      97091
Raytheon Co Com New            COM              755111507     1366    28235 SH       Sole                                      28235
Schlumberger                   COM              806857108     4557    82341 SH       Sole                                      82341
Southern Co                    COM              842587107     1269    38130 SH       Sole                                      38130
Suncor Energy Inc              COM              867224107     3885   131971 SH       Sole                                     131971
Sysco Corp                     COM              871829107     1399    48950 SH       Sole                                      48950
Union Pacific                  COM              907818108     1529    21995 SH       Sole                                      21995
Verizon Comm.                  COM              92343v104     3707   132288 SH       Sole                                     132288
Walgreen Co                    COM              931422109     4007   150085 SH       Sole                                     150085
Wisconsin Energy               COM              976657106      636    12535 SH       Sole                                      12535
											FORM 13F INFORMATION TABLE